Contingencies (Verdicts and Post-Trial Developments) (Details) (Cases With Verdicts And Post Trial Developments [Member], Brazil [Member])	12 Months Ended
	Dec. 31, 2013 Individual Smoking And Health Cases [Member] Bernhardt [Member] USD ($)	Dec. 31, 2013 Individual Smoking And Health Cases [Member] Bernhardt [Member] BRL	Dec. 31, 2013 Smoking And Health Class Actions [Member] The Smoker Health Defense Association (ADESF) [Member] USD ($)	Dec. 31, 2013 Smoking And Health Class Actions [Member] The Smoker Health Defense Association (ADESF) [Member] BRL
Loss Contingencies [Line Items]
Date Of Verdict	September 2009	September 2009	February 2004	February 2004
Verdict	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $5,500) in “moral damages.”	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $5,500) in “moral damages.”	The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.	The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.
Post-Trial Developments	Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision. In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $42,300). Philip Morris Brasil has appealed this decision.	Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision. In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $42,300). Philip Morris Brasil has appealed this decision.	In April 2004, the court clarified its ruling, awarding “moral damages” of R$1,000 (approximately $420) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed. In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.	In April 2004, the court clarified its ruling, awarding “moral damages” of R$1,000 (approximately $420) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed. In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.
Loss Contingency, Damages Awarded, Value	$ 5,500	13,000	$ 420	1,000
Verdict, increased award to plaintiffs	$ 42,300	100,000
Interest rate on damages, monthly			1.00%	1.00%